Leases Supplemental Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use asset	$ 891	$ 0
Operating Lease, Liability, Current	131
Operating lease liabilities	1,066	$ 0
Finance Lease, Right-of-Use Asset	57
Finance Lease, Liability, Current	37
Finance Lease, Liability, Noncurrent	$ 223
Operating Lease, Weighted Average Remaining Lease Term	13 years
Finance Lease, Weighted Average Remaining Lease Term	8 years 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	3.74%
Finance Lease, Weighted Average Discount Rate, Percent	5.80%